Shareholder Report, Holdings (Details)	May 31, 2025
C000001498 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
C000001498 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[1]
C000001498 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[1]
C000001498 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[1]
C000001498 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%	[1]
C000001498 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1]
C000001498 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137698 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[2]
C000137698 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[2]
C000137698 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[2]
C000137698 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[2]
C000137698 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%	[2]
C000137698 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[2]
C000137698 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001501 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[3]
C000001501 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[3]
C000001501 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[3]
C000001501 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[3]
C000001501 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%	[3]
C000001501 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[3]
C000001501 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137697 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[4]
C000137697 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[4]
C000137697 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[4]
C000137697 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[4]
C000137697 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.90%	[4]
C000137697 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000137697 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137697 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000001497 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[5]
C000001497 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[5]
C000001497 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[5]
C000001497 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[5]
C000001497 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.90%	[5]
C000001497 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000001497 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001497 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000001490 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[6]
C000001490 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[6]
C000001490 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[6]
C000001490 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[6]
C000001490 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%	[6]
C000001490 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[6]
C000001490 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137696 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[7]
C000137696 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[7]
C000137696 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000137696 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[7]
C000137696 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%	[7]
C000137696 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[7]
C000137696 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001493 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[8]
C000001493 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[8]
C000001493 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[8]
C000001493 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[8]
C000001493 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%	[8]
C000001493 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[8]
C000001493 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001494 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[9]
C000001494 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[9]
C000001494 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[9]
C000001494 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[9]
C000001494 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.90%	[9]
C000001494 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[9]
C000001494 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001494 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000001489 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[10]
C000001489 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[10]
C000001489 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[10]
C000001489 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[10]
C000001489 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%	[10]
C000001489 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[10]
C000001489 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137695 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[11]
C000137695 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[11]
C000137695 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[11]
C000137695 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[11]
C000137695 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%	[11]
C000137695 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[11]
C000137695 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001486 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[12]
C000001486 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[12]
C000001486 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[12]
C000001486 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[12]
C000001486 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%	[12]
C000001486 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[12]
C000001486 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001474 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[13]
C000001474 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[13]
C000001474 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[13]
C000001474 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[13]
C000001474 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	60.70%	[13]
C000001474 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[13]
C000001474 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137693 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[14]
C000137693 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[14]
C000137693 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[14]
C000137693 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[14]
C000137693 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	60.70%	[14]
C000137693 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[14]
C000137693 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001477 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[15]
C000001477 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[15]
C000001477 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[15]
C000001477 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[15]
C000001477 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	60.70%	[15]
C000001477 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[15]
C000001477 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001478 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[16]
C000001478 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[16]
C000001478 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[16]
C000001478 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[16]
C000001478 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%	[16]
C000001478 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[16]
C000001478 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137694 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[17]
C000137694 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[17]
C000137694 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[17]
C000137694 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[17]
C000137694 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%	[17]
C000137694 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17]
C000137694 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001481 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[18]
C000001481 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[18]
C000001481 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[18]
C000001481 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[18]
C000001481 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%	[18]
C000001481 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[18]
C000001481 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[8]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[9]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[10]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[11]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[12]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[13]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[14]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[15]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[16]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[17]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[18]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.